Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (27,129)	$ (13,201)	$ (27,503)	$ (11,729)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,324	884	1,333	653
Amortization of intangible assets	4,094	3,169	4,328	3,994
Impairment of goodwill	8,392		7,400
Stock based compensation	1,282	1,055	1,377	1,424
Change in fair value of shares to be issued		(13)	(13)	(211)
Change in fair value of derivative liability		(13)	(51)
Amortization of technology	50		133
Amortization of deferred financing costs	167			23
Amortization of debt discount	1,545	196	491
Provision for doubtful accounts	773	455	93	1,032
Other	129	22	64	19
Compensation expense, note receivable related party				90
Reserve for settlement of bond			749
Reserve for note receivable			1,077
(Gain)/Loss on settlement of obligations			(1,541)	85
Treasury shares received upon settlement of escrow				(695)
Changes in operating assets and liabilities:
Accounts receivable and other receivables	5,223	4,016	2,968	(5,066)
Inventory	270	(97)	(305)	(145)
Other current assets	455	(26)	67	(510)
Prepaid licenses and maintenance contracts	9,787	1,248	(232)	(744)
Other assets	46	(173)	(711)	69
Accounts payable	4,751	850	6,907	1,944
Accrued liabilities	455	(1,205)	623	586
Deferred revenue	(10,704)	1,915	(10)	1,127
Other liabilities	(438)	(190)	(29)	(147)
Total Adjustments	27,347	12,065	24,718	3,528
Net Cash Provided by (Used in) Operating Activities	218	(1,136)	(2,785)	(8,201)
Cash Flows From (Used in) Investing Activities
Purchase of property and equipment	(91)	(461)	(525)	(355)
Investment in capitalized software	(1,063)	(1,160)	(1,576)	(1,176)
Investment in LightMiner				(19)
Cash acquired in Integrio Technologies acquisition			189
Cash paid for the acquisition of Integrio Technologies			(753)
Net Cash Flows Used in Investing Activities	(1,154)	(1,621)	(2,665)	(1,550)
Cash Flows from Financing Activities
Net repayment of line of credit	(3,348)	(4,150)	(1,863)	4,682
Repayment of term loan		(1,611)	(1,611)	(764)
Advances to related party		(3)	(3)
Net proceeds from issuance of common stock, preferred stock and warrants	6,117		1,734
Repayment of debenture	(2,850)
Repayment of notes payable	(20)	(70)	(70)	(71)
Advances from related party		2	3	2
Proceeds from debenture and convertible preferred stock		5,000	5,000
Net proceeds from convertible promissory notes	2,000
Repayment of convertible promissory notes	(2,662)
Advances from term loan				2,000
Net proceeds from issuance of common stock				4,685
Net Cash Used in Financing Activities	(763)	(832)	3,190	10,534
Effect of Foreign Exchange Rate on Changes on Cash	(15)	34	21	49
Net Decrease in Cash and Cash Equivalents	(1,714)	(3,555)	(2,239)	832
Cash and Cash Equivalents - Beginning of period	1,821	4,060	4,060	3,228
Cash and Cash Equivalents - End of period	107	505	1,821	4,060
Cash paid for:
Interest	545	837	837	426
Income Taxes
Debt discount of the fair value of the embedded conversion feature		$ 2,356
Non-cash investing and financing activities
Reclassification of warrants to derivative liabilities	$ 3,773		(209)
Fees paid and original issue discount related to the issuance of debt			2,356
Shares issued for settlement of LightMiner debt			2,896
Issuance of shares for Integrio Acquisition			101
Acquisition of LightMiner: (Note 3)
Assumption of assets other than cash (property and equipment)				225
Assumption of assets - developed technology and export license				3,479
Acquisition of Integrio Technologies: (Note 4)
Assumption of assets other than cash			15,124
Assumption of liabilities			$ (15,313)